Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Research and Development costs
Research and development costs	€ 5,446	€ 15,352	€ 17,415	€ 40,168
Decrease in research and development costs compared to same period in prior year			€ (22,753)